Expenses - Summary of Corporate and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Corporate And Administrative Expenses [Abstract]
Salaries	$ 3,770	$ 3,632
Consulting and professional fees	5,811	1,956
Share-based payments	894	1,287
Rent and office costs	577	359
Administrative and other	1,282	1,403
Corporate and administrative expenses	$ 12,334	$ 8,637